CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment activities
Net assets acquisition by business combination	$ 152,070,313
Investment in-kind in other related parties	1,434,802	$ 437,780
Investing activities	153,505,115	437,780
Financing activities
Capitalization of convertible notes	12,211,638
Purchase of own shares	(23,915,029)
Acquisition of non-controlling interest in subsidiaries		255,893
Financing activities	$ (11,703,391)	$ 255,893